Concentration of major customers and suppliers (Details)	6 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	26.10%	29.90%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	25.50%	26.90%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	24.30%	26.70%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	12.70%	10.90%
Customer Concentration Risk [Member] | Five Customers [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	11.40%
Customer Concentration Risk [Member] | No Single Customer [Member] | Revenue Benchmark [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | No Single Customer [Member] | Accounts Receivable [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage			10.00%
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | One Supplier [Member]
Concentration of major customers and suppliers [Line Items]
Concentration risk, percentage	100.00%	100.00%